Related-party transactions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [Line Items]
Dividends from equity accounted units	$ 1,067	$ 610	$ 879
Investments in equity accounted units	4,837	4,407
Loans to equity accounted units	509	0
Investment in equity accounted units
Disclosure of transactions between related parties [Line Items]
Purchases from equity accounted units	(874)	(1,163)	(1,429)
Sales to equity accounted units	684	349	563
Dividends from equity accounted units	1,067	610	879
Net funding of equity accounted units	(784)	(144)	(75)
Investments in equity accounted units	4,837	4,407	3,298
Loans to equity accounted units	534	0	0
Trade and other receivables: amounts due from equity accounted units	221	189	297
Trade and other payables: amounts due to equity accounted units	(209)	(206)	(294)
Loans related to equity accounted units	$ 0	$ 100	$ 0